Document And Entity Information	12 Months Ended
Oct. 31, 2024 shares
Document Information [Line Items]
Entity Central Index Key	0001690639
Entity Registrant Name	VersaBank
Amendment Flag	true
Current Fiscal Year End Date	--10-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Oct. 31, 2024
Entity File Number	001-40805
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	140 Fullarton Street, Suite 2002
Entity Address, City or Town	London
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	N6A 5P2
Entity Address, Country	CA
City Area Code	519
Local Phone Number	645-1919
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	VBNK
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	26,002,577
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Amendment Description	Versabank (the “Bank”) is a Canadian issuer that is permitted, under the multijurisdictional disclosure system adopted in the United States, to prepare its annual report on Form 40-F pursuant to Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), in accordance with Canadian disclosure requirements, which are different from those of the United States. The Bank is a “foreign private issuer” as defined in Rule 3b-4 under the Exchange Act and Rule 405 under the Securities Act of 1933, as amended. Equity securities of the Bank are accordingly exempt from Sections 14(a), 14(b), 14(c), 14(f) and 16 of the Exchange Act pursuant to Rule 3a12-3 thereunder. This Amendment No. 1 (this “Amendment”) to the Bank’s Annual Report on Form 40-F, filed on December 9, 2024 (the “Original Annual Report”), amends the Original Annual Report to include the Bank’s Compensation Recoupment Policy as Exhibit 97.1. In addition, as required by Rule 12b-15 and Rule 13a-14(a) of the Exchange Act, new certifications by the Bank’s principal executive officer and principal financial officer are filed herewith as Exhibit 99.5. Because no financial statements have been included in this Amendment, paragraphs 3, 4 and 5 of the certifications have been omitted. The Bank is also not including new certifications under Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) (Section 906 of the Sarbanes-Oxley Act of 2002), as no financial statements are filed with this Amendment. This Amendment consists of a cover page, this explanatory note, the signature page and the exhibit index (including Exhibits 97.1 and 99.5). Other than expressly set forth herein, this Amendment does not, and does not purport to, amend or restate any other information contained in the Original Annual Report nor does this Amendment reflect any events that have occurred after the Original Annual Report was filed.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.